Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net earnings (loss)	$ (341)	$ (1,660)	$ (1,876)	$ (1,979)	$ (471)
Defined benefit pension plans and retiree medical:
Amortization of actuarial (gain) loss and prior service cost	(33)	56	130	130	138
Current year change	0	2	(1,910)	(1,216)	(385)
Benefit plan modifications	0	0	3,345	0	0
Derivative financial instruments:
Change in fair value	(15)	48	(12)	190	72
Reclassification into earnings	(1)	(26)	(3)	(313)	144
Unrealized gain (loss) on investments
Net change in value	(1)		3	0	0
Other Comprehensive Income (Loss) Before Tax	(50)	80	1,553	(1,209)	(31)
Income tax expense on other comprehensive income	0	0	569	0	0
Comprehensive Income (Loss)	$ (391)	$ (1,580)	$ (892)	$ (3,188)	$ (502)